CONSOLIDATED STATEMENTS OF OPERATION (Unaudited) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Income Statement [Abstract]
Oil and gas operations, net of royalties	$ 204	$ 195
Total Revenues	204	195
Operating expenses
Oil & gas operations	275	256
Corporate general and administrative	75	100
Total Operating Expenses	350	356
Operating earnings (loss)	(146)	(161)
Other income (expense)
Interest income	7	4
Interest expense	(6)	(7)
Other income (expense), net	11	(8)
Total Other income (expense)	12	(11)
Earnings (loss) from continuing operations	(134)	(172)
Earnings from discontinued operations	0	13
Net income (loss) applicable to common shares	$ (134)	$ (159)
Net (loss) per common share from continuing operations	$ (.07)	$ (.09)
Net income per common share from discontinued operations	0.00	0.01
Net income (loss) per common share-basic and diluted	$ (0.07)	$ (0.08)
Weighted average common and equivalent shares outstanding - basic	2,037	1,947